Nuveen Municipal Credit Income Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 163.4%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 159 .5% ( 97 .6 % of Total Investments) X 4,267,189,634
ALABAMA - 1.3% (0.8% of Total Investments)
$ 15,310 (c) Alabama Corrections Institution Finance Authority, Revenue Bonds, Series
2022A, 5.250%, 7/01/52, (UB)
7/32 at 100.00 $ 16,493,768
8,585 (d) Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45
9/25 at 100.00 8,647,897
430 (e) Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health System
- Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
11/01/25, (ETM)
9/24 at 100.00 450,999
2,280 (c) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 2,311,454
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 2,757,524
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 355,391
2,945 (c) Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB)
10/33 at 100.00 3,225,142
TOTAL ALABAMA 34,242,175
ALASKA - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 1,006,260
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 2,967,375
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 2,413,989
TOTAL ALASKA 6,387,624
ARIZONA - 1.4% (0.9% of Total Investments)
2,820 (e) Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42, (Pre-
refunded 12/01/24)
12/24 at 100.00 2,837,397
2,131 (d),(f) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41
7/27 at 100.00 1,640,888
3,185 (d) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39
7/25 at 100.00 3,187,896
3,865 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024B, 4.800%,
9/01/49
3/33 at 100.00 3,910,901
1,500 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.850%,
9/01/54
3/33 at 100.00 1,522,431
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 10,152,277
Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012
:
400 5.000%, 7/01/27, (AMT) 9/24 at 100.00 400,226
950 5.000%, 7/01/32, (AMT) 9/24 at 100.00 950,539

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
$ 1,790 5.375%, 7/01/46 7/26 at 100.00 $ 1,795,703
2,140 5.500%, 7/01/51 7/26 at 100.00 2,147,784
2,060 (d) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50
2/28 at 100.00 2,130,398
35 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 34,479
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
50 5.000%, 12/01/32 No Opt. Call 53,979
7,235 5.000%, 12/01/37 No Opt. Call 7,991,382
TOTAL ARIZONA 38,756,280
ARKANSAS - 1.2% (0.7% of Total Investments)
10,055 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 10,401,142
12,410 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 13,053,764
6,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 5,932,524
2,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 2,005,518
TOTAL ARKANSAS 31,392,948
CALIFORNIA - 19.6% (12.0% of Total Investments)
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 3,720,289
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 531,254
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,924,122
165 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 165,122
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call 3,044,998
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call 4,454,396
1,510 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 1,135,482
1,515 (d) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49
8/29 at 100.00 1,451,323
1,235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/36
8/24 at 100.00 1,221,882

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 22,650 (c) California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
11/26 at 100.00 $ 22,986,085
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 3,435,139
825 (d) California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45
7/25 at 100.00 829,830
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 33,505,883
22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 22,139,509
2,000 (d) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 2,099,165
2,000 (d) California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/51
6/26 at 100.00 1,771,092
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
2,500 5.250%, 12/01/44 12/24 at 100.00 2,507,524
16,712 5.500%, 12/01/54 12/24 at 100.00 16,763,715
31,280 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 31,639,041
22,205 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58
6/28 at 100.00 22,932,946
5 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 4,930
3 (f),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 3,328
9,955 Capistrano Unified School District, Orange County, California, Special Tax
Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 -
FGIC Insured
No Opt. Call 7,524,025
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC Insured
No Opt. Call 2,406,223
6,215 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56
10/31 at 100.00 4,989,798
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1
:
2,330 (d) 3.000%, 7/01/43 7/32 at 100.00 1,880,236
10,145 (d) 3.125%, 7/01/56 7/32 at 100.00 7,089,549
3,005 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47
6/31 at 100.00 2,188,782
20,855 (d) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57
6/31 at 100.00 13,184,654
15,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 10,819,517
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-1
Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,331,135

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1, Series
2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call $ 2,203,386
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2, Series
2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call 3,060,712
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 2,662,216
3,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 5.800%, 1/15/26
No Opt. Call 3,117,530
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A, 0.000%,
8/01/30 - NPFG Insured
No Opt. Call 3,772,598
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,759,425
3,170 (e) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/26 - AGM Insured, (ETM)
No Opt. Call 2,992,428
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038
:
2,445 (c),(d),(e) 7.382%, 6/01/40, (Pre-refunded 6/01/25), (IF) 6/25 at 100.00 2,619,435
1,250 (c),(d) 7.384%, 6/01/40, (IF) 6/25 at 100.00 1,339,225
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call 2,901,213
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 3,977,113
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,915,031
10,000 (c) Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 4.000%, 9/01/58 -
BAM Insured, (UB)
9/33 at 100.00 9,841,468
225 (h) Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.191%, 11/15/27 (TSFR3M*0.67%
reference rate + 1.450% spread)
No Opt. Call 227,434
12,000 (c) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT), (UB)
5/25 at 100.00 12,069,958
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 2,298,687
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 4,788,944
70 (e) 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 73,149
1,000 (e) Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 1,055,469
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 9,886,642
2,335 (d) Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42
10/28 at 100.00 2,357,560

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
$ 1,030 5.875%, 8/01/28 2/28 at 100.00 $ 1,134,624
2,320 (i) 0.000%, 8/01/43 8/35 at 100.00 2,302,680
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 6,934,616
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C
:
2,700 7.000%, 11/01/34 No Opt. Call 3,324,192
2,200 6.500%, 11/01/39 No Opt. Call 2,814,789
North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B
:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call 7,499,262
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call 3,925,071
10,885 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25
- FGIC Insured
No Opt. Call 10,558,457
7,750 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 7,771,928
6,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call 6,000,000
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 13,928,250
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 5,721,488
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM Insured
No Opt. Call 2,885,851
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call 2,683,021
22,345 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.250%, 7/01/58, (AMT)
7/33 at 100.00 24,011,778
6,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2023A, 5.000%, 7/01/58
7/33 at 100.00 7,107,543
2,750 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,790,373
2,360 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 2,468,521
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/44, (AMT)
5/29 at 100.00 6,863,041
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
25,670 5.000%, 5/01/43, (AMT) 5/28 at 100.00 26,338,257
33,485 (c) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 34,098,291
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 4,955,428
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,716,247

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
$ 6,630 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 $ 6,698,548
3,160 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 3,192,671
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 1,925,525
Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A
:
7,500 0.000%, 6/01/36 9/24 at 52.13 3,939,615
37,555 0.000%, 6/01/47 9/24 at 27.85 10,269,614
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27
- FGIC Insured
No Opt. Call 1,634,149
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,470,502
TOTAL CALIFORNIA 525,564,929
COLORADO - 7.9% (4.8% of Total Investments)
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 983,431
1,101 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.500%, 12/01/36
9/24 at 101.00 1,104,639
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
775 6.000%, 12/01/37 9/24 at 102.00 776,837
2,320 6.125%, 12/01/47 9/24 at 102.00 2,327,296
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
9/24 at 102.00 686,546
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
770 (d) 5.000%, 12/01/37 9/24 at 102.00 763,648
2,210 (d) 5.000%, 12/01/47 9/24 at 102.00 2,082,576
859 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 859,025
2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 2,812,763
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,500 5.000%, 8/01/34 8/29 at 100.00 5,910,942
1,105 5.000%, 8/01/37 8/29 at 100.00 1,179,607
1,105 5.000%, 8/01/38 8/29 at 100.00 1,172,918
5,035 5.000%, 8/01/39 8/29 at 100.00 5,321,996
28,345 5.000%, 8/01/44 8/29 at 100.00 29,478,559
820 4.000%, 8/01/49 8/29 at 100.00 763,451
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
5,000 5.500%, 11/01/47 11/32 at 100.00 5,538,736
8,300 (c) 5.250%, 11/01/52, (UB) 11/32 at 100.00 8,925,023
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
9/24 at 100.00 2,052,404

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 3,655 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 $ 3,712,642
2,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
9/24 at 103.00 2,115,176
7,580 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 4,202,134
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
5,860 4.000%, 12/01/43, (AMT) 12/28 at 100.00 5,736,084
35,500 (c) 5.250%, 12/01/43, (AMT), (UB) 12/28 at 100.00 37,017,945
10,695 (c) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 10,931,415
13,965 (c) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 14,426,617
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,205 (d) 5.250%, 12/01/39 9/24 at 103.00 1,217,268
350 (d) 5.250%, 12/01/39 9/24 at 103.00 353,563
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 4,840,613
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 8,240,534
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call 6,313,297
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call 8,580,622
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,417,231
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 1,911,287
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,125 5.750%, 12/01/30 12/24 at 100.00 1,120,384
1,000 6.000%, 12/01/38 12/24 at 100.00 977,444
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
9/24 at 102.00 827,456
4,945 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 5,041,933
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 4,188,077
490 (e) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 508,120
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
475 6.250%, 11/15/28 No Opt. Call 499,504
4,060 6.500%, 11/15/38 No Opt. Call 5,024,247
934 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 903,537
55 Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 55,264

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 $ 105,092
West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A
:
1,000 (d) 6.000%, 12/01/38 12/28 at 103.00 1,043,887
1,000 (d) 6.500%, 12/01/50 12/28 at 103.00 1,048,951
TOTAL COLORADO 211,100,721
CONNECTICUT - 0.2% (0.1% of Total Investments)
6,345 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 6,071,607
TOTAL CONNECTICUT 6,071,607
DISTRICT OF COLUMBIA - 1.5% (0.9% of Total Investments)
12,230 District of Columbia Housing Finance Agency, Multifamily Development
Program Revenue Bonds, Series 2024A-1, 4.750%, 9/01/46
9/32 at 100.00 12,384,038
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/39
9/29 at 100.00 5,084,125
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 - AGC
Insured
No Opt. Call 5,683,054
14,900 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A, 5.250%, 10/01/49, (AMT)
10/33 at 100.00 16,032,062
TOTAL DISTRICT OF COLUMBIA 39,183,279
FLORIDA - 8.0% (4.9% of Total Investments)
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
1,005 5.000%, 9/01/43 9/24 at 100.00 1,005,424
865 5.000%, 9/01/45 9/24 at 100.00 865,320
615 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 629,247
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 666,866
870 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 873,335
Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A
:
3,315 5.000%, 4/01/41 4/32 at 100.00 3,574,302
3,000 5.000%, 4/01/47 4/32 at 100.00 3,185,719
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 2,931,093
325 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39
6/26 at 100.00 323,632
150 (d) Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT)
10/27 at 100.00 150,468
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
120 5.250%, 11/01/37 11/28 at 100.00 123,028
155 5.600%, 11/01/46 11/28 at 100.00 158,637

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
$ 555 5.250%, 5/01/35 5/26 at 100.00 $ 561,695
615 5.300%, 5/01/36 5/26 at 100.00 622,836
955 5.500%, 5/01/45 5/26 at 100.00 963,722
1,305 5.500%, 5/01/46 5/26 at 100.00 1,316,166
Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A
:
12,505 4.000%, 8/15/45 2/30 at 100.00 11,434,012
6,740 4.000%, 8/15/50 2/30 at 100.00 6,029,551
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
1,115 (d) 5.650%, 7/01/37 7/27 at 101.00 1,149,227
3,385 (d) 5.750%, 7/01/47 7/27 at 101.00 3,430,908
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
1,420 (d) 4.750%, 7/15/36 7/26 at 100.00 1,419,968
1,465 (d) 5.000%, 7/15/46 7/26 at 100.00 1,423,136
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2016A
:
1,000 5.000%, 7/01/36 7/26 at 100.00 1,001,223
6,785 5.125%, 7/01/46 7/26 at 100.00 6,380,691
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
900 (d) 6.000%, 6/15/35 6/25 at 100.00 910,441
560 (d) 6.125%, 6/15/46 6/25 at 100.00 564,154
120 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40
9/27 at 100.00 115,869
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,015 (d) 6.250%, 6/15/36 6/26 at 100.00 1,041,898
2,475 (d) 6.375%, 6/15/46 6/26 at 100.00 2,521,638
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
5,000 5.000%, 7/01/41, (AMT) 7/32 at 100.00 5,120,426
10,900 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 11,501,196
4,120 5.250%, 7/01/47, (AMT) 7/32 at 100.00 4,233,576
11,375 5.250%, 7/01/53 - AGM Insured, (AMT) 7/32 at 100.00 11,886,520
7,500 5.500%, 7/01/53, (AMT) 7/32 at 100.00 7,798,943
24,195 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 25,261,658
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 3,274,698
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 321,097
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A
:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 4,977,941
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 3,986,020

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 $ 4,608,424
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 6,409,227
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 12,679,417
1,750 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 1,754,122
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 7,860,702
2,140 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 2,181,712
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,119,677
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 7,804,336
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 506,166
Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A
:
1,950 (d) 5.000%, 4/01/39 4/29 at 100.00 1,960,524
5,225 (d) 5.000%, 4/01/51 4/29 at 100.00 5,060,140
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 547,586
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
110 4.750%, 11/01/28 11/27 at 100.00 112,085
265 5.375%, 11/01/36 11/27 at 100.00 273,293
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 9,713,485
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
85 4.350%, 5/01/26 No Opt. Call 85,326
100 4.875%, 5/01/35 5/26 at 100.00 100,739
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.125%, 7/01/34
9/24 at 100.00 1,351,346
Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A
:
1,000 5.000%, 12/01/40 6/25 at 100.00 1,002,425
7,780 (c) 5.000%, 12/01/44, (UB) 6/25 at 100.00 7,783,453
2,600 (c) Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55, (UB)
12/25 at 100.00 2,564,856
395 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
9/24 at 100.00 389,144

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 430 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
9/24 at 100.00 $ 4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 306,740
TOTAL FLORIDA 214,911,210
GEORGIA - 1.8% (1.1% of Total Investments)
285 (f) Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29
1/28 at 100.00 128,250
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%,
11/01/35
9/24 at 100.00 990,179
2,030 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 2,279,159
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
9/24 at 100.00 725,403
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,140,291
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 1,190,841
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 1,190,841
1,925 (c) Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 1,874,574
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
9/24 at 100.00 5,005
2,460 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 2,519,505
8,200 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 8,721,500
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/40
3/30 at 100.00 1,004,851
3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
9/24 at 100.00 3,487,782
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 3,075,090
3,000 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 2,967,827
840 (d) Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47
6/27 at 100.00 861,640
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/26
No Opt. Call 269,055
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 1,106,253
3,000 (d) Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47
11/27 at 100.00 2,857,166

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 $ 3,328,187
3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 3,715,996
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
8/24 at 100.00 3,006,527
TOTAL GEORGIA 49,445,922
GUAM - 0.1% (0.0% of Total Investments)
1,805 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,812,941
TOTAL GUAM 1,812,941
HAWAII - 0.1% (0.1% of Total Investments)
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 2,332,234
TOTAL HAWAII 2,332,234
IDAHO - 0.1% (0.0% of Total Investments)
1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 1,182,527
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
9/24 at 100.00 595,479
TOTAL IDAHO 1,778,006
ILLINOIS - 22.7% (13.9% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 57,511,515
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 2,260,412
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
9/24 at 100.00 15,509,328
8,400 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42
12/27 at 100.00 9,075,732
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
:
1,800 7.000%, 12/01/26 12/25 at 100.00 1,867,874
51,780 7.000%, 12/01/44 12/25 at 100.00 53,340,608
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 1,385,238
6,210 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 6,670,367
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call 410,433
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:
1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call 1,564,205
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call 873,634
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call 1,346,311
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A
:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call 2,258,345
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call 6,233,136

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 20,155 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/51, (UB)
12/26 at 100.00 $ 20,328,980
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 2,542,110
6,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/57
12/31 at 100.00 6,232,183
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call 21,754,321
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call 5,969,776
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call 10,197,404
Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B
:
670 5.500%, 1/01/31 1/25 at 100.00 673,526
1,000 5.500%, 1/01/33 1/25 at 100.00 1,005,227
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 13,714,595
2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 2,005,461
Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E
:
10,115 5.500%, 1/01/35 1/25 at 100.00 10,164,059
5,890 5.500%, 1/01/42 1/25 at 100.00 5,902,025
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
350 5.000%, 1/01/29 1/26 at 100.00 354,201
765 5.000%, 1/01/35 1/26 at 100.00 770,466
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 No Opt. Call 1,319,779
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
1,000 5.500%, 1/01/35 1/25 at 100.00 1,004,697
9,800 5.500%, 1/01/39 1/25 at 100.00 9,824,565
10,125 (c) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 10,345,648
5,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A, 5.500%, 1/01/53 - BAM Insured
1/33 at 100.00 5,450,692
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.500%, 1/01/62 - AGM Insured
7/33 at 100.00 5,515,747
12,190 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 11,745,227
800 (d) Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30
12/25 at 100.00 809,360
20,000 (c) Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46, (UB)
6/26 at 100.00 20,147,170
17,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 17,900,761
3,375 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 3,391,261
2,700 (c),(e) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB)
10/25 at 100.00 2,757,565
9,595 Illinois Housing Development Authority, Revenue Bonds, Social Series
2024A, 4.750%, 10/01/49
10/32 at 100.00 9,697,871
Illinois State, General Obligation Bonds, April Series 2014
:
6,165 5.000%, 4/01/38 9/24 at 100.00 6,165,966
5,000 5.000%, 4/01/39 9/24 at 100.00 5,000,413

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
Illinois State, General Obligation Bonds, February Series 2014
:
$ 4,100 5.250%, 2/01/31 9/24 at 100.00 $ 4,104,745
2,200 5.250%, 2/01/32 9/24 at 100.00 2,202,500
2,435 5.250%, 2/01/33 9/24 at 100.00 2,437,509
6,000 5.000%, 2/01/39 9/24 at 100.00 6,000,492
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 1,957,163
7,605 (c) Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47, (UB)
5/32 at 100.00 8,320,714
Illinois State, General Obligation Bonds, November Series 2016
:
3,100 5.000%, 11/01/35 11/26 at 100.00 3,173,508
3,000 5.000%, 11/01/37 11/26 at 100.00 3,058,666
2,400 5.000%, 11/01/40 11/26 at 100.00 2,439,416
5,795 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 6,087,703
3,800 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 4,006,350
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 5,212,810
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call 5,554,952
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 5,046,007
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 5,435,543
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
10,000 4.000%, 6/15/50 12/29 at 100.00 9,332,031
13,000 5.000%, 6/15/50 12/29 at 100.00 13,459,248
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
64,110 0.000%, 12/15/52 No Opt. Call 16,616,325
2,455 5.000%, 6/15/53 12/25 at 100.00 2,470,505
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 1,978,892
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM Insured
No Opt. Call 1,814,313
45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call 19,755,959
2,430 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A, 5.500%,
6/15/29 - NPFG Insured
No Opt. Call 2,508,593
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call 6,645,057
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call 5,671,983
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call 302,270
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call 8,198,129
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call 6,811,299
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call 7,033,897
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call 35,927,437
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call 19,207,465
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,772,478

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 4,755 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/40
1/28 at 100.00 $ 4,920,352
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
9/24 at 100.00 4,006,992
TOTAL ILLINOIS 606,469,497
INDIANA - 0.7% (0.4% of Total Investments)
2,705 Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds,
Series 2005, 0.000%, 2/01/25
No Opt. Call 2,653,261
2,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,910,918
1,230 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
9/24 at 100.00 1,230,539
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/26 - AMBAC Insured
No Opt. Call 9,483,744
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
9/24 at 102.00 913,246
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
9/24 at 100.00 1,252,574
TOTAL INDIANA 17,444,282
IOWA - 1.1% (0.7% of Total Investments)
5,750 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 5,749,795
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 22,864,036
TOTAL IOWA 28,613,831
KANSAS - 0.5% (0.3% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 2,060,141
3,565 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
9/24 at 100.00 891,250
10,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 10,190,599
TOTAL KANSAS 13,141,990
KENTUCKY - 0.9% (0.6% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016
:
5,000 5.375%, 2/01/36 2/26 at 100.00 5,079,336
435 5.500%, 2/01/44 2/26 at 100.00 438,940
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 2,326,290
Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015
:
500 5.750%, 11/15/45 11/25 at 100.00 458,647
2,250 5.750%, 11/15/50 11/25 at 100.00 2,025,425

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KENTUCKY (continued)
Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
$ 6,000 5.000%, 8/01/44 8/29 at 100.00 $ 6,239,949
2,510 5.000%, 8/01/49 8/29 at 100.00 2,595,095
1,305 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/40
7/25 at 100.00 1,309,383
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
1,335 6.750%, 7/01/43 7/31 at 100.00 1,560,678
2,295 6.875%, 7/01/46 7/31 at 100.00 2,688,099
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A, 4.000%,
10/01/29
9/24 at 100.00 215,115
TOTAL KENTUCKY 24,936,957
LOUISIANA - 1.1% (0.7% of Total Investments)
500 (d) Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48
6/28 at 100.00 503,675
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
5,000 5.000%, 5/15/42 5/27 at 100.00 5,109,633
3,730 5.000%, 5/15/46 5/27 at 100.00 3,781,881
5,610 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
9/24 at 100.00 5,612,957
10 (e) Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Refunding Series 2015A, 5.000%,
7/01/39, (Pre-refunded 7/01/25)
7/25 at 100.00 10,179
1,675 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
9/24 at 100.00 1,679,245
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017
:
1,775 5.250%, 10/01/36 10/33 at 100.00 1,957,514
3,000 5.250%, 10/01/46 10/33 at 100.00 3,180,852
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 7,030,711
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
9/24 at 100.00 1,061,375
TOTAL LOUISIANA 29,928,022
MAINE - 0.2% (0.1% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/46
7/26 at 100.00 4,686,195
TOTAL MAINE 4,686,195
MARYLAND - 1.2% (0.7% of Total Investments)
2,795 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.000%,
12/31/41, (AMT)
6/32 at 100.00 2,926,397

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND (continued)
$ 2,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
9/24 at 100.00 $ 1,297,500
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 7,265,450
20,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 20,552,036
355 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 355,713
TOTAL MARYLAND 32,397,096
MASSACHUSETTS - 0.1% (0.1% of Total Investments)
525 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 525,506
1,525 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 1,469,292
1,800 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 1,826,901
TOTAL MASSACHUSETTS 3,821,699
MICHIGAN - 1.4% (0.9% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
700 6.000%, 10/01/33 9/24 at 100.00 693,137
1,250 6.000%, 10/01/43 9/24 at 100.00 1,201,762
11,285 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 12,066,197
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
9/24 at 100.00 5,004
2,495 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 2,596,603
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
9/24 at 100.00 5,008
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
9/24 at 100.00 10,017
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Series 2016A, 5.000%, 11/01/44
11/25 at 100.00 10,084,146
6,800 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 7,076,165
5,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 4,801,054
TOTAL MICHIGAN 38,539,093
MINNESOTA - 1.9% (1.2% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
9/24 at 102.00 634,393
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
10,000 5.000%, 2/15/53 2/28 at 100.00 10,156,086
15,830 5.250%, 2/15/53 2/28 at 100.00 16,246,812
7,105 5.000%, 2/15/58 2/28 at 100.00 7,204,472

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MINNESOTA (continued)
$ 1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
9/24 at 100.00 $ 1,500,963
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 789,841
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
750 5.750%, 9/01/46 9/26 at 100.00 762,593
4,000 6.000%, 9/01/51 9/26 at 100.00 4,077,218
6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 6,052,995
3,635 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
9/24 at 100.00 3,637,052
TOTAL MINNESOTA 51,062,425
MISSOURI - 1.9% (1.1% of Total Investments)
825 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
9/24 at 102.00 842,696
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 56,927
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 10,367,361
135 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 123,494
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 - AMBAC
Insured
No Opt. Call 10,171,060
650 (d) Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/40
2/28 at 100.00 638,581
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
350 (d) 5.125%, 6/01/25 No Opt. Call 348,149
3,810 (d) 5.750%, 6/01/35 6/25 at 100.00 3,616,708
3,695 (d) 6.000%, 6/01/46 6/25 at 100.00 3,490,878
Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A
:
1,590 5.000%, 6/01/30 8/24 at 100.00 1,591,563
2,700 5.000%, 6/01/33 8/24 at 100.00 2,702,608
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
9/24 at 100.00 50,022
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 2,000,961
10,955 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Home Ownership Loan Program Series 2024C,
4.700%, 11/01/54
5/33 at 100.00 10,980,421

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 1,105 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 $ 1,080,028
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/24 at 100.00 430,375
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
450 5.000%, 12/01/35 12/25 at 100.00 444,988
130 5.125%, 12/01/45 12/25 at 100.00 120,376
795 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
9/24 at 102.00 812,607
TOTAL MISSOURI 49,869,803
NEBRASKA - 0.4% (0.2% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 6,415,967
3,435 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 3,488,947
TOTAL NEBRASKA 9,904,914
NEVADA - 0.2% (0.2% of Total Investments)
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 2,018,550
4,410 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 4,573,627
TOTAL NEVADA 6,592,177
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
2,995 (d) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
9/24 at 100.00 2,887,768
6,060 (d) New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37
1/33 at 100.00 5,540,223
TOTAL NEW HAMPSHIRE 8,427,991
NEW JERSEY - 7.4% (4.6% of Total Investments)
70 (e) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 70,408
1,100 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 -
AGM Insured, (AMT)
9/24 at 100.00 1,100,921
17,580 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 18,676,653
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
755 (c),(e) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 770,385
40 (c),(e) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 40,815
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA
:
1,000 (e) 5.000%, 6/15/36, (Pre-refunded 12/15/26) 12/26 at 100.00 1,050,979
10,000 (e) 5.000%, 6/15/41, (Pre-refunded 12/15/26) 12/26 at 100.00 10,509,793

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 2,175 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27)
6/27 at 100.00 $ 2,313,100
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 16,625,200
1,650 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
9/24 at 100.00 1,650,977
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 2,902,561
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 21,032,344
15,280 (c) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 16,753,722
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A
:
3,130 0.000%, 12/15/28 No Opt. Call 2,684,842
3,000 0.000%, 12/15/31 No Opt. Call 2,299,209
12,715 0.000%, 12/15/33 No Opt. Call 9,050,722
610 0.000%, 12/15/34 No Opt. Call 418,172
2,480 0.000%, 12/15/40 No Opt. Call 1,273,631
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 7,183,978
20,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 12,497,550
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call 12,575,705
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 8,149,077
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 5,026,756
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 6,348,839
15,000 (c) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB)
12/28 at 100.00 15,982,140
2,345 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 2,360,312
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,632,846
18,070 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 18,175,137
TOTAL NEW JERSEY 199,156,774
NEW YORK - 18.1% (11.1% of Total Investments)
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009
:
3,400 0.000%, 7/15/44 No Opt. Call 1,366,587
12,020 0.000%, 7/15/46 No Opt. Call 4,371,825
450 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 443,736
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 120,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 470 (d) Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45
9/25 at 100.00 $ 471,591
18,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 17,492,681
15,270 (d) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46
12/26 at 100.00 13,747,321
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/48
3/32 at 100.00 4,880,959
7,250 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46
7/26 at 100.00 7,294,229
81,270 (d) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
9/24 at 19.88 10,092,499
6,280 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 6,618,504
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B
:
4,210 5.000%, 11/15/34 11/26 at 100.00 4,337,655
3,320 5.000%, 11/15/37 11/26 at 100.00 3,418,457
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,013,368
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 5,300,368
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34
9/24 at 100.00 1,004,004
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 6,875,370
10,000 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 10,009,903
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,599,338
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 4,838,494
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 9,687,481
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 4,539,337
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,149,045
10,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 10,603,929
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 6,007,973
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,071,715

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 45,260 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 $ 45,305,351
5,700 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34
11/24 at 100.00 5,714,878
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A
:
5,000 5.000%, 1/01/46 1/26 at 100.00 5,066,581
7,525 5.250%, 1/01/56 1/26 at 100.00 7,652,927
8,265 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 8,822,225
12,100 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 10,336,361
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
14,650 5.000%, 7/01/46, (AMT) 9/24 at 100.00 14,646,437
68,360 5.250%, 1/01/50, (AMT) 9/24 at 100.00 68,357,826
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
1,105 5.000%, 8/01/26, (AMT) 8/24 at 100.00 1,105,514
28,700 5.000%, 8/01/31, (AMT) 8/24 at 100.00 28,706,363
7,085 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 7,518,285
19,545 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024, 5.000%, 6/30/60, (AMT)
6/33 at 100.00 19,929,706
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,945 (c) 6.000%, 6/30/54, (AMT), (UB) 6/31 at 100.00 4,296,439
15,465 (c) 5.375%, 6/30/60, (AMT), (UB) 6/31 at 100.00 16,087,169
5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 5,528,392
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call 994,555
2,100 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,186,361
13,750 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 14,878,181
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 3,069,344
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,462,106
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 2,361,018

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 30,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.500%, 5/15/63, (UB)
5/33 at 100.00 $ 30,309,927
11,235 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 4.125%, 5/15/64
5/34 at 100.00 10,931,376
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,911,430
9,986 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2014A, 5.000%, 11/01/44
9/24 at 101.00 9,360,294
3,640 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 3,442,824
565 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 641,565
TOTAL NEW YORK 482,979,804
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 5,194,223
TOTAL NORTH CAROLINA 5,194,223
NORTH DAKOTA - 2.1% (1.3% of Total Investments)
1,075 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/46
12/31 at 100.00 935,041
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
10,315 5.000%, 6/01/43 6/28 at 100.00 10,092,740
10,950 5.000%, 6/01/48 6/28 at 100.00 10,210,170
37,840 5.000%, 6/01/53 6/28 at 100.00 34,276,830
TOTAL NORTH DAKOTA 55,514,781
OHIO - 8.5% (5.2% of Total Investments)
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 1,450,734
2,420 Ashland County-West Holmes Joint Vocational School District, Ohio,
General Obligation Bonds, Limited Tax School Facilities Construction &
Improvement Series 2022, 4.000%, 12/01/46
12/29 at 100.00 2,391,682
28,980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,726,383
9,495 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 8,806,237
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
3,250 5.000%, 12/01/37 12/27 at 100.00 3,359,345
7,200 5.000%, 12/01/47 12/27 at 100.00 7,293,100
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2017, 5.000%, 11/01/54
11/27 at 100.00 2,562,059
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%,
1/01/46
1/29 at 100.00 6,376,282

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2
:
$ 2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call $ 1,715,413
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call 4,992,845
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call 1,442,287
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006
:
4,145 0.000%, 12/01/27 - AGM Insured No Opt. Call 3,701,473
165 (e) 0.000%, 12/01/27 - AGM Insured, (ETM) No Opt. Call 148,217
5,615 0.000%, 12/01/28 - AGM Insured No Opt. Call 4,839,319
220 (e) 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 191,476
670 (d) Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28
No Opt. Call 673,967
Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System,
Series 2017
:
19,495 5.500%, 2/15/52 2/27 at 100.00 19,926,432
20,650 5.500%, 2/15/57 2/27 at 100.00 21,057,270
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
9/24 at 100.00 2,173,686
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019
:
1,010 5.000%, 12/01/34 12/29 at 100.00 1,029,696
1,000 5.000%, 12/01/44 12/29 at 100.00 1,002,409
4,780 5.000%, 12/01/51 12/29 at 100.00 4,780,617
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40
5/25 at 100.00 10,098,422
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 5.000%, 12/01/46
6/27 at 100.00 1,764,036
2,500 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 2,632,686
8,020 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 8,160,144
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call 4,796,226
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,072,653
4,500 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 5,023,699
6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
9/24 at 100.00 6,002,782
1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 1,586,311
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29
No Opt. Call 2,771,497
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022
:
1,250 4.000%, 10/01/42 10/31 at 100.00 1,195,717
1,250 4.000%, 10/01/47 10/31 at 100.00 1,161,227

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001,
0.000%, 2/15/29 - NPFG Insured
No Opt. Call $ 805,915
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-2
:
5,000 0.000%, 2/15/37 No Opt. Call 3,080,982
11,260 0.000%, 2/15/38 No Opt. Call 6,605,977
5,000 0.000%, 2/15/40 No Opt. Call 2,612,287
27,880 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 29,385,369
22,820 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 24,052,157
1,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 1,631,524
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,627,361
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 - AGM
Insured
12/25 at 100.00 1,852,442
505 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 456,013
390 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 390,800
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 841,350
1,500 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call 1,702,488
1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,001,582
TOTAL OHIO 227,952,576
OKLAHOMA - 2.3% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
12,690 5.250%, 8/15/43 8/28 at 100.00 13,056,582
9,715 5.250%, 8/15/48 8/28 at 100.00 9,915,670
18,235 5.500%, 8/15/52 8/28 at 100.00 18,808,861
16,570 5.500%, 8/15/57 8/28 at 100.00 17,048,285
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,619,262
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT), (Mandatory
Put 6/01/25)
6/25 at 100.00 1,511,969
TOTAL OKLAHOMA 61,960,629

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON - 0.3% (0.2% of Total Investments)
$ 7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 $ 7,617,808
1,150 (d) Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36
5/29 at 100.00 1,244,769
TOTAL OREGON 8,862,577
PENNSYLVANIA - 8.1% (4.9% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
9/24 at 100.00 380,189
7,355 (d) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 7,374,172
11,700 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 12,330,465
2,030 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,760,425
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
16,975 5.000%, 11/01/47 11/27 at 100.00 10,864,000
6,695 5.000%, 11/01/50 11/27 at 100.00 4,284,800
2,405 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 2,564,184
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
1,030 5.000%, 1/01/38 1/25 at 100.00 1,031,434
845 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 851,396
205 (e) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 206,552
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 14,436,732
Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A
:
8,710 4.000%, 4/01/39 4/30 at 100.00 8,733,969
5,085 4.000%, 4/01/50 4/30 at 100.00 4,845,603
5,000 5.000%, 4/01/50 4/30 at 100.00 5,214,630
15,220 (c) Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 5.000%, 7/01/44,
(UB)
7/29 at 100.00 15,801,042
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B
:
20,335 5.000%, 5/01/52 5/32 at 100.00 21,153,067
9,400 5.000%, 5/01/57 5/32 at 100.00 9,743,579
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
5,440 (e) 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 5,494,922
3,535 (e) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 3,570,689
2,206 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
9/24 at 100.00 397,030

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 1,215 (f) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call $ 218,699
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 4,142,721
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
19,250 5.750%, 6/30/48, (AMT) 12/32 at 100.00 20,849,519
24,890 (c) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 25,834,287
25,395 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-146A, 4.750%, 4/01/53, (WI/DD)
10/33 at 100.00 25,606,507
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.000%, 12/01/30
12/27 at 100.00 3,274,201
4,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%,
11/01/47
5/27 at 100.00 4,033,796
935 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
8/24 at 100.00 935,430
TOTAL PENNSYLVANIA 215,934,040
PUERTO RICO - 6.9% (4.3% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
9/24 at 8.66 5,190,720
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 381,238
1,595 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37
7/32 at 100.00 1,679,065
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
16,000 (d) 5.000%, 7/01/35 7/30 at 100.00 16,697,939
5,255 (d) 5.000%, 7/01/47 7/30 at 100.00 5,335,400
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
8,180 (d) 5.000%, 7/01/33 7/31 at 100.00 8,614,166
2,745 (d) 5.000%, 7/01/37 7/31 at 100.00 2,873,913
5,785 (d) 4.000%, 7/01/42 7/31 at 100.00 5,451,979
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
6,055 4.500%, 7/01/34 7/25 at 100.00 6,065,031
46,230 0.000%, 7/01/51 7/28 at 30.01 11,252,475
2,260 4.750%, 7/01/53 7/28 at 100.00 2,250,752
108,619 5.000%, 7/01/58 7/28 at 100.00 109,189,380
1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,782,468
493 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 474,536
568 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 356,983
8,008 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 7,536,965

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 821 Puerto Rico, Highway and Transportation Authority Highway Revenue
Bonds, Series 2022, 5.250%, 7/01/36
8/24 at 100.00 $ 825,118
TOTAL PUERTO RICO 185,958,128
RHODE ISLAND - 0.2% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/24 at 19.34 4,093,304
TOTAL RHODE ISLAND 4,093,304
SOUTH CAROLINA - 4.7% (2.9% of Total Investments)
21,570 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured
No Opt. Call 17,355,960
7,280 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023B, 4.850%, 7/01/48
7/32 at 100.00 7,423,800
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
32,615 4.250%, 11/01/47 5/34 at 100.00 32,674,594
8,045 4.500%, 11/01/54 5/34 at 100.00 8,078,396
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
9,985 (c) 5.000%, 5/01/43, (UB) 5/28 at 100.00 10,243,179
8,560 (c) 5.000%, 5/01/48, (UB) 5/28 at 100.00 8,688,303
4,915 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50,
(UB)
6/25 at 100.00 4,925,944
4,915 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 4,925,943
7,500 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB)
12/26 at 100.00 7,591,440
10,295 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 10,716,366
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
10/24 at 100.00 9,203,314
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 2,597,807
TOTAL SOUTH CAROLINA 124,425,046
SOUTH DAKOTA - 0.2% (0.1% of Total Investments)
4,455 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 4,498,231
TOTAL SOUTH DAKOTA 4,498,231
TENNESSEE - 1.3% (0.8% of Total Investments)
1,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42
12/26 at 100.00 953,626
4,000 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,867,732
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 2,395,086
21,500 (c) Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/53 - AGM Insured, (UB)
1/34 at 100.00 23,421,457

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 $ 5,150,329
TOTAL TENNESSEE 35,788,230
TEXAS - 11.0% (6.7% of Total Investments)
Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015
:
3,135 5.250%, 12/01/35 12/25 at 100.00 3,136,298
3,340 5.000%, 12/01/40 12/25 at 100.00 3,157,173
9,000 Carrollton-Farmers Branch Independent School District, Dallas County,
Texas, General Obligation Bonds, School Building Series 2023, 4.000%,
2/15/53
2/33 at 100.00 8,570,217
935 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
3/25 at 101.00 954,610
1,640 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/25 at 101.00 1,674,600
2,000 (e) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 2,037,303
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
490 6.250%, 9/01/35 3/25 at 102.00 500,279
460 6.500%, 9/01/46 3/25 at 102.00 469,616
21,000 Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023, 4.250%,
2/01/53
2/33 at 100.00 21,012,997
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
9/24 at 100.00 1,000,189
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
9/24 at 100.00 150,015
5,000 Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2024,
4.250%, 2/15/50
2/33 at 100.00 4,994,982
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
9/24 at 100.00 10,013,295
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 133,898
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 254,285
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 408,972
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 776,855
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 955,157
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 1,004,829
1,920 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 958,433
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 2,362,713
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG Insured
11/30 at 54.04 16,870,793
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,008,092

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
9/24 at 100.00 $ 235,061
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 2,901,512
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 3,825,717
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call 24,345,654
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 3,971,986
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 4,391,921
6,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG Insured, (ETM)
No Opt. Call 6,502,361
7,500 (e) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 9,113,591
3,500 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax &
Waterworks & Sewer System Revenue Series 2024, 4.250%, 8/01/54 -
BAM Insured
8/34 at 100.00 3,420,751
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 725,224
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 2,589,069
8,630 (d) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
8/24 at 103.00 8,621,675
825 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 802,313
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
6,330 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 7,718,960
9,130 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 11,183,873
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
2,555 (e) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 2,587,129
7,000 (e) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 7,095,171
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call 8,944,035
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
9/24 at 100.00 1,559,377
1,000 (f) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47
9/24 at 100.00 600,000
855 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 881,940
1,800 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 1,961,919

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
$ 300 5.500%, 6/30/42, (AMT) 6/28 at 103.00 $ 323,265
1,660 5.500%, 6/30/43, (AMT) 6/28 at 103.00 1,784,961
90,930 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 91,535,912
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 3,470,166
TOTAL TEXAS 294,499,144
UTAH - 0.1% (0.1% of Total Investments)
1,945 (d),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT)
12/27 at 100.00 1,935,582
1,755 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 4.000%, 7/01/51 - AGM Insured, (AMT)
7/31 at 100.00 1,653,900
TOTAL UTAH 3,589,482
VIRGINIA - 4.2% (2.5% of Total Investments)
22,405 (c) Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51, (UB)
7/26 at 100.00 22,543,990
12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 12,074,442
540 (e) Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 547,467
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/24 at 100.00 1,910,741
20,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2024A, 4.000%,
2/01/42
2/34 at 100.00 20,235,542
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
8,995 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,128,461
16,520 5.000%, 12/31/52, (AMT) 6/27 at 100.00 16,733,577
27,570 5.000%, 12/31/56, (AMT) 6/27 at 100.00 27,888,919
TOTAL VIRGINIA 111,063,139
WASHINGTON - 3.2% (2.0% of Total Investments)
770 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 - FGIC
Insured
9/24 at 100.00 777,995
105 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/24 at 100.00 104,258
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 4.000%,
7/01/36
7/25 at 100.00 5,923,352
10,420 (c) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/45, (UB)
8/25 at 100.00 10,189,575
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 10,019,895
10,785 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C, 5.000%, 10/01/44, (UB)
10/24 at 100.00 10,786,211

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON (continued)
$ 21,320 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/38, (UB)
10/24 at 100.00 $ 21,325,064
Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020
:
2,000 4.000%, 9/01/45 9/30 at 100.00 1,889,263
14,875 (c) 5.000%, 9/01/55, (UB) 9/30 at 100.00 15,429,497
9,435 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 8,930,373
1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call 1,395,099
TOTAL WASHINGTON 86,770,582
WEST VIRGINIA - 0.3% (0.2% of Total Investments)
6,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2023B,
6.000%, 9/01/48
9/33 at 100.00 6,856,009
TOTAL WEST VIRGINIA 6,856,009
WISCONSIN - 2.2% (1.3% of Total Investments)
25 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37
9/24 at 100.00 24,510
1,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36
5/26 at 100.00 1,000,664
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
5,545 (d) 5.000%, 6/15/36 6/26 at 100.00 5,042,934
4,430 (d) 5.000%, 6/15/46 6/26 at 100.00 3,602,054
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
80 (d),(f) 0.000%, 1/01/47 No Opt. Call 2,157
70 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,785
69 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,656
66 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,489
65 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,387
85 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,677
84 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,569
81 (d),(f) 0.000%, 1/01/54 No Opt. Call 1,428
79 (d),(f) 0.000%, 1/01/55 No Opt. Call 1,324
78 (d),(f) 0.000%, 1/01/56 No Opt. Call 1,234
4,225 (d),(f) 5.500%, 7/01/56 3/28 at 100.00 3,233,669
86 (d),(f) 0.000%, 1/01/57 No Opt. Call 1,288
84 (d),(f) 0.000%, 1/01/58 No Opt. Call 1,189
81 (d),(f) 0.000%, 1/01/59 No Opt. Call 1,101
80 (d),(f) 0.000%, 1/01/60 No Opt. Call 1,013
79 (d),(f) 0.000%, 1/01/61 No Opt. Call 943
76 (d),(f) 0.000%, 1/01/62 No Opt. Call 867
75 (d),(f) 0.000%, 1/01/63 No Opt. Call 806
73 (d),(f) 0.000%, 1/01/64 No Opt. Call 752
72 (d),(f) 0.000%, 1/01/65 No Opt. Call 696
78 (d),(f) 0.000%, 1/01/66 No Opt. Call 695
935 (d),(f) 0.000%, 1/01/67 No Opt. Call 7,594
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 69 (d),(f) 0.000%, 1/01/46 No Opt. Call $ 2,021
68 (d),(f) 0.000%, 1/01/47 No Opt. Call 1,847
68 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,737
67 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,626
67 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,488
73 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,545
1,874 (d),(f) 3.750%, 7/01/51 3/28 at 100.00 1,344,452
72 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,429
71 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,336
71 (d),(f) 0.000%, 1/01/54 No Opt. Call 1,249
70 (d),(f) 0.000%, 1/01/55 No Opt. Call 1,166
69 (d),(f) 0.000%, 1/01/56 No Opt. Call 1,095
68 (d),(f) 0.000%, 1/01/57 No Opt. Call 1,025
67 (d),(f) 0.000%, 1/01/58 No Opt. Call 957
67 (d),(f) 0.000%, 1/01/59 No Opt. Call 904
67 (d),(f) 0.000%, 1/01/60 No Opt. Call 843
66 (d),(f) 0.000%, 1/01/61 No Opt. Call 784
65 (d),(f) 0.000%, 1/01/62 No Opt. Call 737
64 (d),(f) 0.000%, 1/01/63 No Opt. Call 689
64 (d),(f) 0.000%, 1/01/64 No Opt. Call 653
63 (d),(f) 0.000%, 1/01/65 No Opt. Call 609
62 (d),(f) 0.000%, 1/01/66 No Opt. Call 556
808 (d),(f) 0.000%, 1/01/67 No Opt. Call 6,565
500 (d) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48
6/33 at 100.00 516,442
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 1,167,684
1,690 (d),(f) Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%,
8/01/27
No Opt. Call 1,318,200
1,350 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50
12/27 at 100.00 1,350,215
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 163,265
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 2,917,819
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 1,000,110
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call 758,128
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
2,105 5.000%, 6/01/32 9/24 at 100.00 2,106,160
2,500 5.000%, 6/01/39 9/24 at 100.00 2,501,143
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:
12,650 5.000%, 11/15/39 5/26 at 100.00 12,908,599
13,080 4.000%, 11/15/46 5/26 at 100.00 12,444,657
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.250%, 10/01/39
9/24 at 101.00 1,120,075

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
9/24 at 100.00 $ 4,003,752
TOTAL WISCONSIN 58,588,043
WYOMING - 0.2% (0.1% of Total Investments)
4,660 Wyoming Community Development Authority, Housing Revenue Bonds,
2024 Series 1, 4.700%, 12/01/49
6/33 at 100.00 4,689,044
TOTAL WYOMING 4,689,044
TOTAL MUNICIPAL BONDS
(cost $4,122,307,031) 4,267,189,634
Shares Description (a) Value
X –
COMMON STOCKS - 3 .9% ( 2 .4 % of Total Investments) X 104,215,966
UTILITIES - 3.9% (2.4% of Total Investments)
43,297 (g),(j),(k) Vistra Vision LLC $ 104,215,966
TOTAL UTILITIES 104,215,966
TOTAL COMMON STOCKS
(cost $43,090,878) 104,215,966
TOTAL LONG-TERM INVESTMENTS
(cost $4,165,397,909) 4,371,405,600
FLOATING RATE OBLIGATIONS - (14.2)% (378,925,000)
MFP SHARES, NET - (23.9)%(l) (640,147,012)
VRDP SHARES, NET - (25.2)%(m) (673,705,520)
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (3,146,493)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,675,481,575
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,267,181,376 $ 8,258 $ 4,267,189,634
Common Stocks – – 104,215,966 104,215,966
Total
$ – $ 4,267,181,376 $ 104,224,224 $ 4,371,405,600

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 3
Municipals Common Stocks
Balance at the beginning of period $18,415 $-
Gains (losses):
Net realized gains (losses) 2975 -
Change in net unrealized appreciation (depreciation) (2975) -
Purchases at cost 193 -
Sales at proceeds (10,350) -
Net discounts (premiums) - -
Transfers into - 104,215,966
Transfers (out of) - -
Balance at the end of period $8,258 $104,215,966
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(2,975) $(15,905,979)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NZF Municipal Bonds $8,258 Expected Recovery Recovery Proceeds 100% N/A
Common Stocks 104,215,966 Enterprise Value EBITDA Multiples 10.00-12.00 N/A
Total $104,224,224
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NZF
Common Stocks $- $- $- $(104,215,966) $104,215,966 $-
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $383,341,821 or 8.8% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from December 2024 through December 2026.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) MFP Shares, Net as a percentage of Total Investments is 14.6%.
(m) VRDP Shares, Net as a percentage of Total Investments is 15.4%.

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NZF
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.